Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents
Summary of cash and cash equivalents
	2017		2016
Short-term investments	Ps.	5,982,314	Ps.	4,433,559
Cash in banks	963,162		2,632,878
Cash on hand	5,403		4,814

Total cash and cash equivalents	Ps.	6,950,879	Ps.	7,071,251